Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CM ADVISORS FAMILY OF FUNDS
Entity Central Index Key	0001208252
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029067
Shareholder Report [Line Items]
Fund Name	CM Advisors Fixed Income Fund
Trading Symbol	CMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.
Additional Information Phone Number	(888) 859-5856
Additional Information Website	https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Feb-2016	$10,000	$10,000
Feb-2017	$10,795	$10,142
Feb-2018	$10,842	$10,193
Feb-2019	$10,901	$10,516
Feb-2020	$11,135	$11,744
Feb-2021	$11,349	$11,907
Feb-2022	$11,482	$11,592
Feb-2023	$11,201	$10,465
Feb-2024	$12,374	$10,813
Feb-2025	$13,090	$11,441
Feb-2026	$14,318	$12,158

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	9.38%	4.76%	3.65%
Bloomberg U.S. Aggregate Bond Index	6.26%	0.42%	1.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 859-5856.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,708,972
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$31,708,972 Number of Portfolio Holdings87 Advisory Fee (net of waivers)$0 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	11.7%
Corporate Bonds	73.5%
Money Market Funds	5.2%
U.S. Treasury Obligations	9.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Consumer Staples	0.3%
Real Estate	0.6%
Health Care	1.3%
Communication Services	2.7%
Utilities	3.9%
Information Technology	4.1%
Money Market Funds	5.1%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	9.4%
Industrials	10.0%
Materials	12.7%
Financials	15.8%
Energy	23.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PHI Group, Inc.	11.5%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.0%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.0%
United Rentals North America, Inc., 5.250%, due 01/15/30	1.9%
Exelon Corporation, 7.600%, due 04/01/32	1.8%
Olin Corporation, 5.000%, due 02/01/30	1.8%
Masco Corporation, 7.750%, due 08/01/29	1.7%
Western Gas Partners L.P., 4.650%, due 07/01/26	1.7%
Polaris, Inc., 6.950%, due 03/15/29	1.7%
Citigroup, Inc., 5.000%, due 06/18/29	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.